Distribution Date:	10/18/21	Morgan Stanley Capital I Trust 2018-H3
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-H3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		Jane Lam	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-15		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			CMBS Notices		cmbs.notices@parkbridgefinancial.com
Historical Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	25		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	26		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61767YAU4	3.176000%	24,170,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61767YAV2	3.997000%	62,010,000.00	37,634,861.65	513,395.59	125,355.45	0.00	0.00	638,751.04	37,121,466.06	31.51%	30.00%
A-SB	61767YAW0	4.120000%	39,360,000.00	39,360,000.00	0.00	135,136.00	0.00	0.00	135,136.00	39,360,000.00	31.51%	30.00%
A-3	61767YAX8	3.919000%	38,050,000.00	38,050,000.00	0.00	124,264.96	0.00	0.00	124,264.96	38,050,000.00	31.51%	30.00%
A-4	61767YAY6	3.914000%	275,000,000.00	275,000,000.00	0.00	896,958.33	0.00	0.00	896,958.33	275,000,000.00	31.51%	30.00%
A-5	61767YAZ3	4.177000%	278,376,000.00	278,376,000.00	0.00	968,980.46	0.00	0.00	968,980.46	278,376,000.00	31.51%	30.00%
A-S	61767YBC3	4.429000%	90,902,000.00	90,902,000.00	0.00	335,504.13	0.00	0.00	335,504.13	90,902,000.00	22.19%	21.13%
B	61767YBD1	4.620000%	44,810,000.00	44,810,000.00	0.00	172,518.50	0.00	0.00	172,518.50	44,810,000.00	17.59%	16.75%
C	61767YBE9	4.864416%	43,530,000.00	43,530,000.00	0.00	176,456.68	0.00	0.00	176,456.68	43,530,000.00	13.13%	12.50%
D	61767YAC4	3.000000%	30,727,000.00	30,727,000.00	0.00	76,817.50	0.00	0.00	76,817.50	30,727,000.00	9.98%	9.50%
E-RR	61767YAF7	4.864416%	20,485,000.00	20,485,000.00	0.00	83,039.63	0.00	0.00	83,039.63	20,485,000.00	7.88%	7.50%
F-RR	61767YAH3	4.864416%	24,326,000.00	24,326,000.00	0.00	98,609.82	0.00	0.00	98,609.82	24,326,000.00	5.38%	5.13%
G-RR	61767YAK6	4.864416%	10,242,000.00	10,242,000.00	0.00	41,517.79	0.00	0.00	41,517.79	10,242,000.00	4.33%	4.13%
H-RR	61767YAM2	4.864416%	16,644,000.00	16,644,000.00	0.00	67,469.45	0.00	0.00	67,469.45	16,644,000.00	2.63%	2.50%
J-RR	61767YAP5	4.864416%	25,606,358.00	25,606,358.00	0.00	88,669.89	0.00	0.00	88,669.89	25,606,358.00	0.00%	0.00%
V	61767YAR1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61767YAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,024,238,358.00	975,693,219.65	513,395.59	3,391,298.59	0.00	0.00	3,904,694.18	975,179,824.06

Notional Certificates
X-A	61767YBA7	0.823797%	716,966,000.00	668,420,861.65	0.00	458,868.99	0.00	0.00	458,868.99	667,907,466.06
X-B	61767YBB5	0.372351%	135,712,000.00	135,712,000.00	0.00	42,110.37	0.00	0.00	42,110.37	135,712,000.00
X-D	61767YAA8	1.864416%	30,727,000.00	30,727,000.00	0.00	47,739.92	0.00	0.00	47,739.92	30,727,000.00
Notional SubTotal			883,405,000.00	834,859,861.65	0.00	548,719.28	0.00	0.00	548,719.28	834,346,466.06

Deal Distribution Total					513,395.59	3,940,017.87	0.00	0.00	4,453,413.46

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61767YAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61767YAV2	606.91600790	8.27923867	2.02153604	0.00000000	0.00000000	0.00000000	0.00000000	10.30077471	598.63676923
A-SB	61767YAW0	1,000.00000000	0.00000000	3.43333333	0.00000000	0.00000000	0.00000000	0.00000000	3.43333333	1,000.00000000
A-3	61767YAX8	1,000.00000000	0.00000000	3.26583338	0.00000000	0.00000000	0.00000000	0.00000000	3.26583338	1,000.00000000
A-4	61767YAY6	1,000.00000000	0.00000000	3.26166665	0.00000000	0.00000000	0.00000000	0.00000000	3.26166665	1,000.00000000
A-5	61767YAZ3	1,000.00000000	0.00000000	3.48083333	0.00000000	0.00000000	0.00000000	0.00000000	3.48083333	1,000.00000000
A-S	61767YBC3	1,000.00000000	0.00000000	3.69083331	0.00000000	0.00000000	0.00000000	0.00000000	3.69083331	1,000.00000000
B	61767YBD1	1,000.00000000	0.00000000	3.85000000	0.00000000	0.00000000	0.00000000	0.00000000	3.85000000	1,000.00000000
C	61767YBE9	1,000.00000000	0.00000000	4.05367976	0.00000000	0.00000000	0.00000000	0.00000000	4.05367976	1,000.00000000
D	61767YAC4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	61767YAF7	1,000.00000000	0.00000000	4.05367977	0.00000000	0.00000000	0.00000000	0.00000000	4.05367977	1,000.00000000
F-RR	61767YAH3	1,000.00000000	0.00000000	4.05368001	0.00000000	0.00000000	0.00000000	0.00000000	4.05368001	1,000.00000000
G-RR	61767YAK6	1,000.00000000	0.00000000	4.05367995	0.00000000	0.00000000	0.00000000	0.00000000	4.05367995	1,000.00000000
H-RR	61767YAM2	1,000.00000000	0.00000000	4.05368000	0.00000000	0.00000000	0.00000000	0.00000000	4.05368000	1,000.00000000
J-RR	61767YAP5	1,000.00000000	0.00000000	3.46280756	0.59087239	4.91974259	0.00000000	0.00000000	3.46280756	1,000.00000000
V	61767YAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61767YAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61767YBA7	932.29087802	0.00000000	0.64001499	0.00000000	0.00000000	0.00000000	0.00000000	0.64001499	931.57481116
X-B	61767YBB5	1,000.00000000	0.00000000	0.31029216	0.00000000	0.00000000	0.00000000	0.00000000	0.31029216	1,000.00000000
X-D	61767YAA8	1,000.00000000	0.00000000	1.55367983	0.00000000	0.00000000	0.00000000	0.00000000	1.55367983	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	125,355.45	0.00	125,355.45	0.00	0.00	0.00	125,355.45	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	135,136.00	0.00	135,136.00	0.00	0.00	0.00	135,136.00	0.00
A-3	09/01/21 - 09/30/21	30	0.00	124,264.96	0.00	124,264.96	0.00	0.00	0.00	124,264.96	0.00
A-4	09/01/21 - 09/30/21	30	0.00	896,958.33	0.00	896,958.33	0.00	0.00	0.00	896,958.33	0.00
A-5	09/01/21 - 09/30/21	30	0.00	968,980.46	0.00	968,980.46	0.00	0.00	0.00	968,980.46	0.00
X-A	09/01/21 - 09/30/21	30	0.00	458,868.99	0.00	458,868.99	0.00	0.00	0.00	458,868.99	0.00
X-B	09/01/21 - 09/30/21	30	0.00	42,110.37	0.00	42,110.37	0.00	0.00	0.00	42,110.37	0.00
X-D	09/01/21 - 09/30/21	30	0.00	47,739.92	0.00	47,739.92	0.00	0.00	0.00	47,739.92	0.00
A-S	09/01/21 - 09/30/21	30	0.00	335,504.13	0.00	335,504.13	0.00	0.00	0.00	335,504.13	0.00
B	09/01/21 - 09/30/21	30	0.00	172,518.50	0.00	172,518.50	0.00	0.00	0.00	172,518.50	0.00
C	09/01/21 - 09/30/21	30	0.00	176,456.68	0.00	176,456.68	0.00	0.00	0.00	176,456.68	0.00
D	09/01/21 - 09/30/21	30	0.00	76,817.50	0.00	76,817.50	0.00	0.00	0.00	76,817.50	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	83,039.63	0.00	83,039.63	0.00	0.00	0.00	83,039.63	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	98,609.82	0.00	98,609.82	0.00	0.00	0.00	98,609.82	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	41,517.79	0.00	41,517.79	0.00	0.00	0.00	41,517.79	0.00
H-RR	09/01/21 - 09/30/21	30	0.00	67,469.45	0.00	67,469.45	0.00	0.00	0.00	67,469.45	0.00
J-RR	09/01/21 - 09/30/21	30	110,399.08	103,799.98	0.00	103,799.98	15,130.09	0.00	0.00	88,669.89	125,976.69
Totals			110,399.08	3,955,147.96	0.00	3,955,147.96	15,130.09	0.00	0.00	3,940,017.87	125,976.69

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	4,453,413.46
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,971,343.44	Master Servicing Fee	8,491.01
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,271.45
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	406.54
ARD Interest	0.00	Operating Advisor Fee	1,500.72
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	235.79
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,971,343.44	Total Fees	16,195.50

Principal		Expenses/Reimbursements
Scheduled Principal	513,395.59	Reimbursement for Interest on Advances	350.48
Unscheduled Principal Collections		ASER Amount	12,487.94
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,291.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	513,395.59	Total Expenses/Reimbursements	15,130.09

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,940,017.87
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	513,395.59
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,453,413.46
Total Funds Collected	4,484,739.03	Total Funds Distributed	4,484,739.05

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	975,693,220.21	975,693,220.21	Beginning Certificate Balance	975,693,219.65
(-) Scheduled Principal Collections	513,395.59	513,395.59	(-) Principal Distributions	513,395.59
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	975,179,824.62	975,179,824.62	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	975,693,220.22	975,693,220.22	Ending Certificate Balance	975,179,824.06
Ending Actual Collateral Balance	975,179,824.62	975,179,824.62

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.56)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.56)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.86%
			UC / (OC) Interest	0.00

(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.

(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.

** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	18,800,000.00	1.93%	79	4.4900	NAP	Defeased	1	18,800,000.00	1.93%	79	4.4900	NAP
	10,000,000 or less	36	217,046,149.79	22.26%	80	4.9966	1.864980	1.40 or less	22	244,291,908.55	25.05%	76	5.0983	0.743486
10,000,001 to 20,000,000		18	244,389,570.61	25.06%	74	4.9257	1.503996	1.41 to 1.60	6	126,192,406.73	12.94%	75	4.9297	1.454739
20,000,001 to 30,000,000		5	130,138,780.89	13.35%	73	5.0463	0.893081	1.61 to 1.80	12	149,933,923.13	15.38%	80	5.0736	1.657891
30,000,001 to 40,000,000		6	227,325,323.33	23.31%	79	4.7439	1.811226	1.81 to 2.00	8	124,058,565.09	12.72%	55	4.9961	1.958902
40,000,001 to 55,000,000		3	137,480,000.00	14.10%	57	4.7656	2.294718	2.01 to 2.20	5	85,509,565.14	8.77%	72	4.3895	2.073447
	55,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.21 or greater	15	226,393,455.98	23.22%	80	4.6607	2.569380
	Totals	69	975,179,824.62	100.00%	74	4.8842	1.702795	Totals	69	975,179,824.62	100.00%	74	4.8842	1.702795
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	18,800,000.00	1.93%	79	4.4900	NAP	Utah	1	6,500,000.00	0.67%	79	4.7800	2.242500
Alabama	1	15,936,000.00	1.63%	79	4.3150	2.354700	Virginia	2	71,200,000.00	7.30%	80	4.7504	0.979660
Arizona	5	17,891,485.34	1.83%	79	4.5724	2.611398	Wisconsin	2	17,396,276.12	1.78%	80	4.6661	2.062070
California	12	149,693,283.25	15.35%	80	4.9302	1.596816	Totals	119	975,179,824.62	100.00%	74	4.8842	1.702795
Colorado	3	12,879,143.14	1.32%	80	4.7848	2.702449
									Property Type³
Connecticut	1	12,000,000.00	1.23%	80	4.4500	2.180400
Florida	13	148,986,679.37	15.28%	70	5.2214	1.394637		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	4	6,279,226.83	0.64%	79	4.5410	2.624000		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	17	68,065,625.24	6.98%	80	4.8284	1.667739	Defeased	8	18,800,000.00	1.93%	79	4.4900	NAP
Indiana	1	2,576,958.55	0.26%	79	4.5410	2.624000	Industrial	11	100,842,732.94	10.34%	73	4.7104	1.900930
Kansas	1	15,330,974.88	1.57%	80	5.0800	1.632200	Lodging	8	136,691,347.09	14.02%	80	5.1100	0.702424
Kentucky	3	23,325,036.54	2.39%	80	5.4640	1.198010	Mixed Use	9	77,576,755.79	7.96%	68	5.1365	1.200549
Massachusetts	1	15,653,611.07	1.61%	76	4.9200	1.435000	Mobile Home Park	3	22,639,493.74	2.32%	80	5.3837	2.006271
Michigan	2	6,831,996.34	0.70%	79	5.2918	1.067647	Multi-Family	16	86,050,475.11	8.82%	79	4.7432	1.873600
Minnesota	1	3,274,650.38	0.34%	79	4.5410	2.624000	Office	47	316,507,699.51	32.46%	68	4.8093	1.959493
Mississippi	1	589,067.00	0.06%	80	4.6100	1.637100	Retail	13	157,352,840.74	16.14%	80	5.0200	1.653980
Nevada	3	13,933,355.53	1.43%	79	4.5971	1.967857	Self Storage	4	18,718,479.67	1.92%	80	4.9094	2.157172
New Jersey	1	28,000,000.00	2.87%	80	4.6920	1.998000	Totals	119	975,179,824.62	100.00%	74	4.8842	1.702795
New York	7	49,354,373.00	5.06%	79	4.7334	1.693646
North Carolina	3	10,621,127.92	1.09%	79	5.0309	1.374326
Ohio	2	20,490,475.11	2.10%	80	4.6321	2.026461
Pennsylvania	3	67,727,741.49	6.95%	79	4.7870	1.494188
South Carolina	1	5,696,548.80	0.58%	80	5.2730	1.460900
Tennessee	3	4,121,014.23	0.42%	79	4.5701	2.208417
Texas	17	122,025,174.46	12.51%	49	5.0690	1.846852

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	18,800,000.00	1.93%	79	4.4900	NAP	Defeased	1	18,800,000.00	1.93%	79	4.4900	NAP
	4.4999% or less	8	135,950,000.00	13.94%	79	4.3168	2.356419	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	30	407,168,966.30	41.75%	78	4.7426	1.624840	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	30	413,260,858.32	42.38%	69	5.2284	1.533773	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	69	975,179,824.62	100.00%	74	4.8842	1.702795	37 months to 48 months	68	956,379,824.62	98.07%	74	4.8920	1.689483
								49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	69	975,179,824.62	100.00%	74	4.8842	1.702795
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	18,800,000.00	1.93%	79	4.4900	NAP	Defeased	1	18,800,000.00	1.93%	79	4.4900	NAP
	60 months or less	4	102,325,748.20	10.49%	29	5.1986	1.590766	Interest Only	27	498,970,000.00	51.17%	73	4.7153	2.050182
	61 months or greater	64	854,054,076.42	87.58%	80	4.8552	1.701311	300 months or less	5	51,153,051.97	5.25%	78	5.1008	1.366922
	Totals	69	975,179,824.62	100.00%	74	4.8842	1.702795	301 months or greater	36	406,256,772.65	41.66%	75	5.0827	1.287083
								Totals	69	975,179,824.62	100.00%	74	4.8842	1.702795
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	18,800,000.00	1.93%	79	4.4900	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		4	73,732,030.40	7.56%	79	4.6210	1.852923	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	62	864,640,110.84	88.66%	74	4.9088	1.691069	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	2	18,007,683.38	1.85%	79	5.1941	0.944132
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	69	975,179,824.62	100.00%	74	4.8842	1.702795
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300801771	Various Various		Various	Actual/360	4.315%	143,833.33	0.00	0.00	N/A	05/01/28	--	40,000,000.00	40,000,000.00	10/01/21
1A	310831001				Actual/360	4.315%	143,833.33	0.00	0.00	N/A	05/01/28	--	40,000,000.00	40,000,000.00	10/01/21
2	310831002	OF	Bellaire	TX	Actual/360	5.070%	216,658.00	0.00	0.00	N/A	05/01/23	--	51,280,000.00	51,280,000.00	10/01/21
3	453011906	MF	Philadelphia	PA	Actual/360	4.713%	137,456.67	0.00	0.00	N/A	05/01/28	--	35,000,000.00	35,000,000.00	10/01/21
3A	453011907				Actual/360	4.713%	58,910.00	0.00	0.00	N/A	05/01/28	--	15,000,000.00	15,000,000.00	10/01/21
4	310831004	OF	Various	Various	Actual/360	4.541%	170,287.50	0.00	0.00	N/A	05/01/28	--	45,000,000.00	45,000,000.00	10/01/21
5	695101011	OF	Richmond	VA	Actual/360	4.632%	159,032.00	0.00	0.00	06/06/28	06/06/29	--	41,200,000.00	41,200,000.00	10/06/21
6	1750427	RT	Chino Hills	CA	Actual/360	5.175%	172,500.00	0.00	0.00	N/A	06/01/28	--	40,000,000.00	40,000,000.00	10/01/21
7	304102264	OF	Westchester	IL	Actual/360	4.860%	153,994.72	57,324.53	0.00	N/A	06/06/28	--	38,023,388.33	37,966,063.80	10/06/21
8	695101004	LO	Key Largo	FL	Actual/360	5.144%	147,473.19	43,506.63	0.00	N/A	06/06/28	--	34,402,766.16	34,359,259.53	10/06/21
10	300801780	LO	Herndon	VA	Actual/360	4.913%	122,825.00	0.00	0.00	N/A	06/01/28	--	30,000,000.00	30,000,000.00	10/01/21
11	301741298	LO	Orlando	FL	Actual/360	5.201%	40,671.24	17,852.07	0.00	N/A	06/06/28	--	9,383,867.27	9,366,015.20	10/06/21
11A	301741299				Actual/360	5.201%	40,671.24	17,852.07	0.00	N/A	06/06/28	--	9,383,867.27	9,366,015.20	10/06/21
11B	301741300				Actual/360	5.201%	40,671.24	17,852.07	0.00	N/A	06/06/28	--	9,383,867.27	9,366,015.20	10/06/21
12	301741282	IN	Cherry Hill	NJ	Actual/360	4.692%	109,480.00	0.00	0.00	N/A	06/06/28	--	28,000,000.00	28,000,000.00	10/06/21
13	310831013	RT	Santa Maria	CA	Actual/360	5.120%	109,123.01	36,923.85	0.00	N/A	06/01/28	--	25,575,704.74	25,538,780.89	10/01/21
14	695101013	MU	Coral Gables	FL	Actual/360	5.490%	114,375.00	0.00	0.00	N/A	06/06/25	--	25,000,000.00	25,000,000.00	10/06/21
15	301741285	OF	Burbank	CA	Actual/360	5.090%	91,620.00	0.00	0.00	N/A	06/06/28	--	21,600,000.00	21,600,000.00	10/06/21
16	310831016	SS	Various	MI	Actual/360	4.490%	70,343.33	0.00	0.00	N/A	05/01/28	--	18,800,000.00	18,800,000.00	10/01/21
17	310831017	MH	Various	KY	Actual/360	5.620%	82,721.35	23,429.02	0.00	N/A	06/01/28	--	17,662,922.76	17,639,493.74	10/01/21
18	301831019	IN	Beverly	MA	Actual/360	4.920%	64,320.31	34,269.24	0.00	N/A	02/01/28	--	15,687,880.31	15,653,611.07	10/01/21
19	301741278	RT	Abington Township	PA	Actual/360	5.020%	70,489.17	0.00	0.00	N/A	06/06/28	--	16,850,000.00	16,850,000.00	10/06/21
20	695101014	OF	Various	FL	Actual/360	5.390%	67,585.84	20,756.97	0.00	N/A	06/06/25	--	15,046,940.03	15,026,183.06	10/06/21
21	301831021	RT	Wichita	KS	Actual/360	5.080%	64,979.21	18,445.90	0.00	N/A	06/01/28	--	15,349,420.78	15,330,974.88	10/01/21
22	301741286	OF	Boca Raton	FL	Actual/360	5.370%	67,131.82	18,216.26	0.00	N/A	06/06/28	--	15,001,523.76	14,983,307.50	10/06/21
23	301831023	OF	New York	NY	Actual/360	4.073%	50,912.50	0.00	0.00	06/01/28	06/01/29	--	15,000,000.00	15,000,000.00	10/01/21
24	301741274	MU	New York	NY	Actual/360	5.150%	62,229.17	0.00	0.00	N/A	05/06/28	--	14,500,000.00	14,500,000.00	10/06/21
25	1852647	LO	Buena Park	CA	Actual/360	4.520%	49,957.33	21,145.08	0.00	N/A	06/01/28	--	13,263,007.70	13,241,862.62	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	304102052	RT	Davie	FL	Actual/360	4.810%	51,413.27	19,498.18	0.00	N/A	06/06/28	--	12,826,595.67	12,807,097.49	10/06/21
27	310831027	OF	Various	Various	Actual/360	4.610%	47,828.75	0.00	0.00	N/A	06/01/28	--	12,450,000.00	12,450,000.00	10/01/21
28	1852540	MU	Greenwich	CT	Actual/360	4.450%	44,500.00	0.00	0.00	N/A	06/01/28	--	12,000,000.00	12,000,000.00	10/01/21
29	301741272	IN	Austin	TX	Actual/360	4.875%	44,826.74	14,709.19	0.00	N/A	05/06/23	--	11,034,274.33	11,019,565.14	10/06/21
30	301741270	MU	New York	NY	Actual/360	5.340%	48,950.00	0.00	0.00	N/A	04/06/28	--	11,000,000.00	11,000,000.00	09/06/20
31	304102051	IN	Neenah	WI	Actual/360	4.740%	43,201.15	0.00	0.00	N/A	06/06/28	--	10,937,000.00	10,937,000.00	10/06/21
32	1852411	MF	Delaware	OH	Actual/360	4.925%	43,765.44	13,185.02	0.00	N/A	06/01/28	--	10,663,660.13	10,650,475.11	10/01/21
33	301741266	OF	Los Angeles	CA	Actual/360	4.685%	40,212.92	0.00	0.00	N/A	04/06/28	--	10,300,000.00	10,300,000.00	10/06/21
34	1852278	RT	Santa Ana	CA	Actual/360	4.490%	37,416.67	0.00	0.00	N/A	07/01/28	--	10,000,000.00	10,000,000.00	10/01/21
35	300801785	LO	New Braunfels	TX	Actual/360	5.652%	45,103.47	12,632.75	0.00	N/A	06/01/28	--	9,576,108.50	9,563,475.75	10/01/21
36	300801784	LO	Harlingen	TX	Actual/360	5.623%	40,374.49	11,423.22	0.00	N/A	06/01/28	--	8,616,288.92	8,604,865.70	10/01/21
37	695101010	OF	Houston	TX	Actual/360	5.075%	36,098.16	11,275.62	0.00	N/A	06/06/28	--	8,535,525.33	8,524,249.71	10/06/21
38	1751515	MF	El Cajon	CA	Actual/360	4.335%	28,900.00	0.00	0.00	N/A	05/01/28	--	8,000,000.00	8,000,000.00	10/01/21
39	695101017	OF	Tallahassee	FL	Actual/360	5.103%	31,541.23	15,707.31	0.00	N/A	03/06/28	--	7,417,102.61	7,401,395.30	10/06/21
40	695101015	RT	Tulare	CA	Actual/360	5.085%	33,052.50	0.00	0.00	N/A	06/06/28	--	7,800,000.00	7,800,000.00	10/06/21
41	300801777	MF	Lisle	IL	Actual/360	5.220%	33,277.50	0.00	0.00	N/A	05/01/28	--	7,650,000.00	7,650,000.00	10/01/21
42	300801791	RT	Mesa	AZ	Actual/360	4.610%	28,774.08	0.00	0.00	N/A	06/01/28	--	7,490,000.00	7,490,000.00	10/01/21
43	695100991	LO	Mooresville	NC	Actual/360	5.270%	31,393.43	10,114.80	0.00	N/A	05/06/28	--	7,148,409.91	7,138,295.11	10/06/21
44	310831044	SS	Denver	CO	Actual/360	4.920%	30,545.00	0.00	0.00	N/A	06/01/28	--	7,450,000.00	7,450,000.00	10/01/21
45	695101012	Various Stockton		CA	Actual/360	4.965%	29,029.92	8,611.88	0.00	N/A	06/06/28	--	7,016,295.26	7,007,683.38	10/06/21
46	301831046	IN	Hempstead	NY	Actual/360	4.350%	23,925.00	0.00	0.00	N/A	07/01/28	--	6,600,000.00	6,600,000.00	10/01/21
47	301741268	OF	Park City	UT	Actual/360	4.780%	25,891.67	0.00	0.00	05/06/28	05/06/38	--	6,500,000.00	6,500,000.00	10/06/21
48	300801754	LO	Lexington	KY	Actual/360	4.980%	23,630.30	8,505.70	0.00	N/A	04/01/28	--	5,694,048.50	5,685,542.80	10/01/21
49	1852240	IN	Chicago	IL	Actual/360	4.850%	23,415.11	7,296.55	0.00	N/A	05/01/28	--	5,793,428.96	5,786,132.41	10/01/21
50	300801786	RT	Easley	SC	Actual/360	5.273%	25,062.55	7,047.94	0.00	N/A	06/01/28	--	5,703,596.74	5,696,548.80	10/01/21
51	695100988	MU	Houston	TX	Actual/360	4.934%	21,450.97	7,852.77	0.00	N/A	04/06/28	--	5,217,098.97	5,209,246.20	10/06/21
52	695101000	MF	Various	IL	Actual/360	4.920%	22,140.00	0.00	0.00	N/A	06/06/28	--	5,400,000.00	5,400,000.00	10/06/21
53	695100995	RT	Farmington	MI	Actual/360	5.528%	23,401.84	5,645.06	0.00	N/A	05/06/28	--	5,079,994.40	5,074,349.34	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
54	301831054	MH	San Luis	AZ	Actual/360	4.550%	18,958.33	0.00	0.00	N/A	04/01/28	--	5,000,000.00	5,000,000.00	10/01/21
55	695100993	MU	Las Vegas	NV	Actual/360	4.903%	19,110.68	7,036.59	0.00	N/A	05/06/28	--	4,677,302.78	4,670,266.19	10/06/21
56	695101002	RT	Tallahassee	FL	Actual/360	4.745%	18,782.29	0.00	0.00	N/A	06/06/28	--	4,750,000.00	4,750,000.00	10/06/21
57	304102035	SS	Houston	TX	Actual/360	4.540%	17,781.67	0.00	0.00	N/A	05/06/28	--	4,700,000.00	4,700,000.00	10/06/21
58	695101016	SS	Houston	TX	Actual/360	5.290%	18,934.56	6,026.21	0.00	N/A	06/06/28	--	4,295,175.13	4,289,148.92	10/06/21
59	1852451	MF	Houston	TX	Actual/360	4.340%	15,732.50	0.00	0.00	N/A	05/01/28	--	4,350,000.00	4,350,000.00	10/01/21
60	304102043	OF	Plantation	FL	Actual/360	5.420%	19,362.49	4,837.04	0.00	N/A	06/06/28	--	4,286,897.21	4,282,060.17	10/06/21
61	301831061	RT	Fort Collins	CO	Actual/360	4.620%	15,400.00	0.00	0.00	N/A	06/06/28	--	4,000,000.00	4,000,000.00	10/06/21
62	1852897	IN	Houston	TX	Actual/360	5.260%	13,382.85	4,031.08	0.00	N/A	06/01/28	--	3,053,121.97	3,049,090.89	10/01/21
63	1853020	SS	Fort Walton Beach	FL	Actual/360	4.920%	9,359.23	3,407.40	0.00	N/A	06/01/28	--	2,282,738.15	2,279,330.75	10/01/21
64	695100994	RT	Las Vegas	NV	Actual/360	4.903%	8,245.72	3,036.10	0.00	N/A	05/06/28	--	2,018,125.44	2,015,089.34	10/06/21
65	1852900	IN	Houston	TX	Actual/360	5.260%	7,375.44	2,221.57	0.00	N/A	06/01/28	--	1,682,609.44	1,680,387.87	10/01/21
66	1852899	IN	Houston	TX	Actual/360	5.260%	5,710.02	1,719.92	0.00	N/A	06/01/28	--	1,302,665.48	1,300,945.56	10/01/21
Totals							3,971,343.44	513,395.59	0.00				975,693,220.21	975,179,824.62
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	28,887,974.78	13,476,231.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,453,609.33	2,759,676.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,868,928.91	4,038,365.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	13,079,335.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,893,680.11	2,485,588.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,178,307.82	4,211,056.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	11,018,394.61	5,406,374.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	9,683,253.02	14,536,180.42	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(1,366,153.06)	(1,196,510.12)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,206,598.00	1,279,151.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,500,482.25	1,480,865.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,244,840.90	1,263,086.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,074,568.50	497,498.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,087,844.08	944,490.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,018,435.91	2,094,398.46	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	5,472,377.00	2,794,606.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,798,248.32	694,022.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,142,903.50	875,031.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,512,564.14	704,291.11	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,739,144.54	930,395.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	22,164,907.39	11,328,466.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	679,414.64	529,590.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	(119,195.82)	(455,921.45)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,120,240.35	591,037.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	978,075.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	924,422.23	629,453.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,526,364.63	771,234.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,172,421.00	812,419.00	01/01/20	06/30/20	02/11/21	2,808,908.61	100,736.07	36,332.17	556,073.05	0.00	0.00
31	917,325.64	524,231.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	859,659.33	469,090.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,019,751.60	468,246.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	885,485.63	610,532.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	479,622.00	750,869.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,260,783.04	1,591,822.20	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	907,943.07	295,651.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,434,991.66	837,468.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	3,892,456.00	2,182,316.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	807,263.59	448,019.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	771,397.61	390,299.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	699,460.00	391,882.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	214,292.21	443,121.46	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	784,258.57	741,860.18	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	568,216.00	410,761.49	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
46	873,000.00	218,250.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	591,661.08	355,293.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	14,614.79	(7,265.01)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	351,829.00	95,354.26	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	556,352.44	299,222.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	599,736.54	309,421.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	655,880.84	328,288.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	403,101.37	156,021.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	698,947.87	393,868.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	547,868.01	229,012.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	648,717.44	359,380.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	491,318.47	302,295.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	247,613.10	165,168.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	290,485.25	254,219.80	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	397,853.78	180,786.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	782,929.00	395,852.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	305,422.67	154,430.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	138,352.57	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	256,624.98	139,752.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	178,940.84	85,883.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	151,079.04	59,352.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	166,488,870.24	88,650,194.68				2,808,908.61	100,736.07	36,332.17	556,073.05	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.884220%	4.861481%	74
09/17/21	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	2	35,000,000.00	4.884335%	4.861597%	75
08/17/21	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.868360%	4.845964%	76
07/16/21	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.868466%	4.846070%	77
06/17/21	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.868583%	4.846188%	78
05/17/21	0	0.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.868680%	4.846286%	79
04/16/21	0	0.00	1	25,000,000.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.868785%	4.846392%	80
03/17/21	1	25,000,000.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.868878%	4.846486%	81
02/18/21	1	25,000,000.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869004%	4.836751%	82
01/15/21	1	25,000,000.00	0	0.00	1	11,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869096%	4.836848%	83
12/17/20	0	0.00	2	36,000,000.00	1	40,000,000.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	4.869187%	4.839654%	84
11/18/20	2	36,000,000.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869289%	4.839760%	85
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
30	301741270 09/06/20		12	6	36,332.17	556,073.05	0.00	11,000,000.00	12/17/20	13
Totals					36,332.17	556,073.05	0.00	11,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		62,299,565	62,299,565		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		40,026,183	40,026,183		0	0
49 - 60 Months		0	0		0	0
> 60 Months		872,854,076	861,854,076	11,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	975,179,825	964,179,825	0	0	11,000,000	0
Sep-21	975,693,220	964,693,220	0	0	11,000,000	0
Aug-21	1,011,154,547	1,000,154,547	0	0	11,000,000	0
Jul-21	1,011,613,857	1,000,613,857	0	0	11,000,000	0
Jun-21	1,012,121,182	1,001,121,182	0	0	11,000,000	0
May-21	1,012,537,130	1,001,537,130	0	0	11,000,000	0
Apr-21	1,012,983,486	976,983,486	0	25,000,000	11,000,000	0
Mar-21	1,013,384,534	977,384,534	25,000,000	0	11,000,000	0
Feb-21	1,013,914,282	977,914,282	25,000,000	0	11,000,000	0
Jan-21	1,014,311,253	978,311,253	25,000,000	0	11,000,000	0
Dec-20	1,014,706,488	938,706,488	0	36,000,000	40,000,000	0
Nov-20	1,015,143,652	939,143,652	36,000,000	0	40,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
30	301741270	11,000,000.00	11,000,000.00	35,300,000.00	01/20/21	805,333.00	0.72290	06/30/20	04/06/28	I/O
Totals		11,000,000.00	11,000,000.00	35,300,000.00		805,333.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
30	301741270	MU	NY	12/17/20	13
Loan recently transferred due to issues surrounding the COVID-19 pandemic. Discussions with Borrower are ongoing and Special Servicer is evaluating all options.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	1750427	0.00	5.17500%	0.00	5.17500%	8	06/01/20	06/01/20	--
6	1750427	0.00	5.17500%	0.00	5.17500%	8	10/29/20	06/01/20	07/11/20
8	695101004	34,959,053.51	5.14400%	34,959,053.51	5.14400%	10	07/01/20	05/06/20	08/11/20
10	300801780	30,000,000.00	4.91300%	30,000,000.00	4.91300%	10	07/21/20	08/06/20	08/11/20
21	301831021	0.00	5.08000%	0.00	5.08000%	10	08/13/20	08/01/20	09/11/20
28	1852540	12,000,000.00	4.45000%	12,000,000.00	4.45000%	10	05/28/20	06/01/20	06/11/20
43	695100991	7,278,291.49	5.27000%	7,278,291.49	5.27000%	10	07/21/20	07/06/20	08/11/20
48	300801754	5,804,093.85	4.98000%	5,804,093.85	4.98000%	10	07/16/20	08/01/20	08/11/20
Totals		90,041,438.85		90,041,438.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
30	0.00	0.00	2,291.67	0.00	0.00	12,487.94	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	350.48	0.00	0.00	0.00
Total	0.00	0.00	2,291.67	0.00	0.00	12,487.94	0.00	0.00	350.48	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		15,130.09

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Special Notices" tab for the MSC 2018-H3 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 29 of 29